Unaudited Condensed Consolidated Statements of Changes In Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Mar. 31, 2024	$ 3,291	$ 2,500	$ 4,855,795	$ 813,235	$ 8,491,783	$ (1,868,937)	$ 12,297,667
Balance (in Shares) at Mar. 31, 2024	6,581,250	5,000,000
Net loss					(744,320)		(744,320)
Foreign currency translation adjustment						295,194	295,194
Balance at Sep. 30, 2024	$ 3,291	$ 2,500	4,855,795	813,235	7,747,463	(1,573,743)	11,848,541
Balance (in Shares) at Sep. 30, 2024	6,581,250	5,000,000
Balance at Mar. 31, 2025	$ 3,291	$ 2,500	4,855,795	813,235	7,081,318	(2,030,043)	10,726,096
Balance (in Shares) at Mar. 31, 2025	6,581,250	5,000,000
Net loss					(971,143)		(971,143)
Foreign currency translation adjustment						227,876	227,876
Balance at Sep. 30, 2025	$ 3,291	$ 2,500	$ 4,855,795	$ 813,235	$ 6,110,175	$ (1,802,167)	$ 9,982,829
Balance (in Shares) at Sep. 30, 2025	6,581,250	5,000,000